Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) $ in Thousands	Sep. 30, 2014 USD ($)
Leases [Abstract]
2015	$ 52,748
2016	42,739
2017	35,658
2018	25,820
2019	17,936
Thereafter	33,509
Total expected minimum lease commitment	$ 208,410